Condensed consolidated statements of cash flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of cash flows [abstract]
Cash and cash equivalents in subsidiary or businesses acquired or disposed	$ 11	$ 292